Payables to Vessel Owners - Schedule of Payables to Vessel Owners (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Payables to Vessel Owners [Abstract]
Payables to non-pool vessels - commercial management services	$ 12,723,999	$ 4,491,923
Payables to non-pool vessels - technical management services	2,595,691	593,309
Total	$ 15,319,690	$ 5,085,232